Business Combination - Additional Information (Detail)			1 Months Ended
	Mar. 29, 2023 USD ($) $ / shares shares	Mar. 28, 2023 USD ($) shares	Nov. 30, 2023 shares	Apr. 30, 2023 shares	Dec. 31, 2022 shares
Disclosure of detailed information about business combination [line items]
Promissory note payable principal balance | $		$ 1,500,000
One-time share-based expense on business combination | $	$ 45,500,000
Other intangible assets | $	$ 0
Class A Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Exercise of share options		435,833
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding					28,800,926
Exercise of share options				16,202
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member] | Class A Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares conversion ratio for each share held in the previous company	1
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member] | Class B Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares conversion ratio for each share held in the previous company	1
Maxpro Capital Acquisition Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	10,350,000
Number of shares redeemed	10,270,060
Percentage of redemption of shares in connection with public shares available	99.20%
Maxpro Capital Acquisition Corp. [Member] | Public Warrants [Member]
Disclosure of detailed information about business combination [line items]
Class of warrants or rights outstanding	10,350,000
Maxpro Capital Acquisition Corp. [Member] | Private Warrants [Member]
Disclosure of detailed information about business combination [line items]
Class of warrants or rights outstanding	464,150
Unpaid principal amount converted into warrants	155,250
Maxpro Capital Acquisition Corp. [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	54,420,956
Maxpro Capital Acquisition Corp. [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from financing and business combination | $	$ 20,200,000
Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued and fully paid exchange ratio pursuant to business combination					28,800,926
Number of shares outstanding	401,804,238
Exercise of share options			15,000
Ordinary Shares [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued and fully paid exchange ratio pursuant to business combination	0.071679
Class A ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued	28,800,926
Number of warrants entitled for each share purchased	57,500
Class A ordinary Shares [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued and fully paid exchange ratio pursuant to business combination	0.0717
Number of shares issued	31,240
Class A ordinary Shares [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Gross proceeds from issuance of shares | $	$ 23,700,000
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member]
Disclosure of detailed information about business combination [line items]
Unpaid principal amount converted into shares	155,250
Class of warrant or rights number of shares to be issued on exercise of each warrant	1
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class A Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	490,025
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class B Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	2,587,500
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	31,240
Class B ordinary Shares [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Increase (decrease) in number of ordinary shares issued	230,000
Share issued price | $ / shares	$ 10
Class B ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	230,000
Series A Preferred Shares [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Increase (decrease) in number of ordinary shares issued	2,135,000
Share issued price | $ / shares	$ 10